Going Concern Uncertainty, Financial Conditions and Management’s Plans (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Going Concern Uncertainty, Financial Conditions and Management’s Plans (Details) [Line Items]
Convertible notes	$ 4,900,000
Cash for operating activities	5,600,512
Incurred net loss	12,859,643
Accumulated deficit	28,588,837
Common Stock [Member]
Going Concern Uncertainty, Financial Conditions and Management’s Plans (Details) [Line Items]
Raised common stock amount	$ 10,548,535